SCUDDER
                                                                     INVESTMENTS


Supplement to the currently effective prospectus of each of the listed funds:

Scudder Balanced Fund
Scudder Florida Tax-Free Income Fund
Scudder Growth Fund
Scudder International Equity Fund
Scudder New Europe Fund

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Deutsche Investment Management Americas Inc., the advisor of the above-noted
funds (the "Advisor"), is proposing the following fund mergers as part of the Advisor's initiative to restructure and streamline the family of Scudder funds. In the chart below the Acquired Funds on the left are merging into the Acquiring Funds on the right.

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Acquired Funds                           Acquiring Funds
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Scudder Balanced Fund                    Scudder Total Return Fund
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Scudder Growth Fund                      Scudder Capital Growth Fund
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Scudder Florida Tax-Free Income Fund     Scudder Managed Municipal Bond Fund
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Scudder New Europe Fund                  Scudder Greater Europe Growth Fund
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Scudder International Equity Fund        Scudder International Fund
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Completion of each merger is subject to a number of conditions, including final approval by each participating Fund's Board and approval by share-holders of the Acquired Fund at a shareholder meeting expected to be held within approximately the next four months. Prior to the shareholder meeting, shareholders of each Acquired Fund will receive (i) a Proxy Statement/Prospectus describing in detail the proposed merger and the Board's considerations in recommending that shareholders approve the merger, and (ii) a Prospectus for the applicable Acquiring Fund.




               Please Retain This Supplement for Future Reference

October 15, 2004